LONG-TERM ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2024
LONG-TERM ACCOUNTS RECEIVABLE
LONG-TERM ACCOUNTS RECEIVABLE

NOTE 9 - LONG-TERM ACCOUNTS RECEIVABLE

Long-term accounts receivable as of September 30, 2024 consists of the accounts receivable sold to a third-party. On August 18, 2022, the Company sold accounts receivables of its 144 customers with aggregated amount of RMB 65,776,506 to a third-party company with no recourse. The buyer shall pay to the Company RMB 62,487,681, which is 95% of the transferred accounts receivable value, no later than December 31, 2024 and therefore was classified as long-term accounts receivable with discounted present value of $7,522,188. During the fiscal year ended September 30, 2022, the Company evaluated ASC 860-20-40 and recorded gain on accounts receivable factoring of $1,602,500 and interest expense of $1,151,453. During the fiscal year ended September 30, 2023, the maturity date was extended to December 31, 2026, and Company collected accounts receivable of $1,630,442 and recorded interest expense of $359,051. During the fiscal year ended September 30, 2024, the Company collected accounts receivable of $832,836 and recorded interest expense of $478,733.